Summary of Significant Accounting Policies - Accounts Receivable, Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 2,599	$ 2,970	$ 2,970
Adjustments and provision for estimated credit losses	0	(371)	0
Write-offs and collections of accounts receivable	(2,379)	0	0
Foreign currency adjustments	(9)	0	0
Balance at end of period	$ 211	$ 2,599	$ 2,970